Schedule of Change in Unrealized net Capital Gains and Losses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		$ 255,857	$ (212,514)	$ 62,666
Amounts recognized for:
Insurance reserves		(150,729)	141,714	(165,992)
DAC and DSI		(19,543)	6,780	1,465
Amounts recognized		(170,272)	148,494	(164,527)
Deferred income taxes		(17,973)	13,445	60,664
Increase (decrease) in unrealized net capital gains and losses, after-tax		67,612	(50,575)	(41,197)
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		(155)	(40)	51
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		(9)	9	(12)
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		$ 256,021	$ (212,483)	29,700
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	[1]			$ 32,927

[1]	Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $42.4 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income.